Document and Entity Information	Sep. 30, 2014
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2014
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Jul. 17, 2015
Document Effective Date	Jul. 17, 2015
Prospectus Date	Jan. 31, 2015
Class A Prospectus | SIMT LARGE CAP VALUE FUND | SIMT LARGE CAP VALUE FUND - CLASS A
Prospectus:
Trading Symbol	TRMVX
Class A Prospectus | SIMT LARGE CAP GROWTH FUND | SIMT LARGE CAP GROWTH FUND - CLASS A
Prospectus:
Trading Symbol	SELCX
Class A Prospectus | SIMT TAX-MANAGED LARGE CAP FUND | SIMT TAX-MANAGED LARGE CAP FUND - CLASS A
Prospectus:
Trading Symbol	TMLCX
Class A Prospectus | SIMT SMALL CAP VALUE FUND | SIMT SMALL CAP VALUE FUND - CLASS A
Prospectus:
Trading Symbol	SESVX
Class A Prospectus | SIMT SMALL CAP GROWTH FUND | SIMT SMALL CAP GROWTH FUND - CLASS A
Prospectus:
Trading Symbol	SSCGX
Class A Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND | SIMT TAX-MANAGED SMALL/MID CAP FUND - CLASS A
Prospectus:
Trading Symbol	STMSX
Class A Prospectus | SIMT MID CAP FUND | SIMT MID CAP FUND - CLASS A
Prospectus:
Trading Symbol	SEMCX
Class A Prospectus | SIMT REAL ESTATE FUND | SIMT REAL ESTATE FUND - CLASS A
Prospectus:
Trading Symbol	SETAX
Class A Prospectus | SIMT CORE FIXED INCOME FUND | SIMT CORE FIXED INCOME FUND - CLASS A
Prospectus:
Trading Symbol	TRLVX
Class A Prospectus | SIMT HIGH YIELD BOND FUND | SIMT HIGH YIELD BOND FUND - CLASS A
Prospectus:
Trading Symbol	SHYAX